Share Capital	12 Months Ended
Dec. 31, 2019
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Share Capital
31.	SHARE CAPITAL

Issued and fully paid:	Number of shares millions	Share capital
At January 1, 2017	23,947	179,102
Shares issued	6,651	74,954

At December 31, 2017, 2018 and 2019	30,598	254,056

On November 28, 2017, the Company issued 6,651,043,262 new shares to Unicom BVI in return for a cash consideration of RMB74,954 million.